Performance Based Compensation	12 Months Ended
Sep. 30, 2013
Performance Based Compensation [Abstract]
Performance Based Compensation

11. PERFORMANCE BASED COMPENSATION

The Company and the Bank have a short-term performance plan for all officers and a deferred incentive bonus plan for senior and executive officers.  The short-term performance plan has a component tied to Company performance and a component tied to individual participant performance.  Individual performance criteria are established by executive management for eligible non-executive employees of the Bank; individual performance of executive officers is reviewed by the committee.  Company performance criteria are approved by the committee.  Short-term performance plan awards are granted based upon a performance review by the committee.  The committee may exercise its discretion and reduce or not grant awards.  The deferred incentive bonus plan is intended to operate in conjunction with the short-term performance plan.  A participant in the deferred incentive bonus plan can elect to defer into an account between $2 thousand and up to 50% (executive officers can defer up to 50%, while senior officers can elect to defer up to 35%) of the short-term performance plan award up to but not exceeding $100 thousand.  The amount deferred receives an employer match of up to 50% that is accrued over a three year mandatory deferral period.  The amount deferred, plus up to a 50% match, is deemed to have been invested in Company stock on the last business day of the calendar year preceding the receipt of the short-term performance plan award, in the form of phantom stock.  The number of shares deemed purchased in phantom stock receives dividend equivalents as if the stock were owned by the officer.  At the end of the mandatory deferral period, the deferred incentive bonus plan award is paid out in cash and is comprised of the initial amount deferred, the match amount, dividend equivalents on the phantom shares over the deferral period and the increase in the market value of the Company’s stock over the deferral period, if any, on the phantom shares.  There is no provision for the reduction of the deferred incentive bonus plan award if the market value of the Company’s stock at the time is lower than the market value at the time of the deemed investment.

The total amount of short-term performance plan awards provided for during the fiscal years ended September 30, 2013, 2012, and 2011 amounted to $1.5 million, $2.0 million and $1.8 million, respectively, of which $300 thousand, $386 thousand, and $345 thousand, respectively, was deferred under the deferred incentive bonus plan.  The deferrals, any earnings on those deferrals and increases in the market value of the phantom shares, if any, will be paid in 2015, 2016, and 2017.  During fiscal years 2013, 2012, and 2011, the amount expensed in conjunction with the deferred amounts was $309 thousand, $162 thousand, and $153 thousand, respectively.